Financial Assets at Fair Value Through Other Comprehensive Income - Additional Information (Detail)	Dec. 31, 2020 USD ($)
Financial Assets At Fair Value Through Other Comprehensive Income [Abstract]
Financial assets at fair value through other comprehensive income, current	$ 0